REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following table disaggregates revenue by metal:

For the years ended December 31,	2019	2018
Gold	$1,262.8	$1,357.6
Silver	178.5	107.6
Copper	162.7	340.1
Total revenue from contracts with customers	$1,604.0	$1,805.3
Provisional pricing adjustments (i)	8.2	(6.8)
Total revenue	$1,612.2	$1,798.5
(i) Amount represents the provisional pricing adjustments related to silver and copper concentrate from the Cerro Moro and Chapada mines, respectively.